Fair Value Measurements - Summary of Investments Measured at Fair Value (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Investments Measured at Fair Value

Investments measured at fair value on a recurring basis are summarized below:

	Fair Value Measurements
	At December 31, Using
	Quoted Prices	Significant
	In Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
2025
Investments:
Peapack-Gladstone Financial Corporation common stock	$3,502,803	-	-	$3,502,803
Mutual Funds	114,292,998	-	-	114,292,998
Total	$117,795,801	-	-	$117,795,801

	Fair Value Measurements
	At December 31, Using
	Quoted Prices	Significant
	In Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
2024
Investments:
Peapack-Gladstone Financial Corporation common stock	$4,498,163	-	-	$4,498,163
Mutual Funds	94,549,598	-	-	94,549,598
Total	$99,047,761	-	-	$99,047,761